PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.   PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Building	356,085	353,334
Leasehold improvements	39,902	42,390
Electronic equipment	165,015	194,284
Furniture and fixtures	7,763	7,782
Motor vehicles	6,583	6,466
Other assets	56,412	57,502
Less: Accumulated depreciation	(359,828)	(388,601)
Net book value	271,932	273,157

Depreciation expense was RMB57,044, RMB43,811 and RMB45,502 for the years ended December 31, 2018, 2019 and 2020, respectively. Loss due to disposal of fixed assets was RMB225, RMB231 and RMB984 for the years ended December 31, 2018, 2019 and 2020, respectively.